Document and Entity Information	0 Months Ended
Sep. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Sep. 30, 2012
Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND TRUST
Central Index Key	0000741375
Amendment Flag	false
Document Creation Date	Jan. 28, 2013
Document Effective Date	Jan. 31, 2013
Prospectus Date	Jan. 31, 2013
Mid Cap Growth Portfolio | Mid Cap Growth Portfolio | Class I
Risk/Return:
Trading Symbol	MPEGX
Mid Cap Growth Portfolio | Mid Cap Growth Portfolio | Class P
Risk/Return:
Trading Symbol	MACGX
Mid Cap Growth Portfolio | Mid Cap Growth Portfolio | Class H
Risk/Return:
Trading Symbol	MSKHX
Mid Cap Growth Portfolio | Mid Cap Growth Portfolio | Class L
Risk/Return:
Trading Symbol	MSKLX
Core Fixed Income Portfolio | Core Fixed Income Portfolio | Class I
Risk/Return:
Trading Symbol	MPSFX
Core Fixed Income Portfolio | Core Fixed Income Portfolio | Class P
Risk/Return:
Trading Symbol	MDIAX
Core Fixed Income Portfolio | Core Fixed Income Portfolio | Class H
Risk/Return:
Trading Symbol	MSXHX
Core Fixed Income Portfolio | Core Fixed Income Portfolio | Class L
Risk/Return:
Trading Symbol	MSXLX
Core Plus Fixed Income Portfolio | Core Plus Fixed Income Portfolio | Class P
Risk/Return:
Trading Symbol	MFXAX
Core Plus Fixed Income Portfolio | Core Plus Fixed Income Portfolio | Class I
Risk/Return:
Trading Symbol	MPFIX
Core Plus Fixed Income Portfolio | Core Plus Fixed Income Portfolio | Class H
Risk/Return:
Trading Symbol	MSDHX
Core Plus Fixed Income Portfolio | Core Plus Fixed Income Portfolio | Class L
Risk/Return:
Trading Symbol	MSIOX
Corporate Bond Portfolio | Corporate Bond Portfolio | Class P
Risk/Return:
Trading Symbol	MIGAX
Corporate Bond Portfolio | Corporate Bond Portfolio | Class I
Risk/Return:
Trading Symbol	MPFDX
Corporate Bond Portfolio | Corporate Bond Portfolio | Class H
Risk/Return:
Trading Symbol	MSGHX
Corporate Bond Portfolio | Corporate Bond Portfolio | Class L
Risk/Return:
Trading Symbol	MGILX
High Yield Portfolio | High Yield Portfolio | Class I
Risk/Return:
Trading Symbol	MSYIX
High Yield Portfolio | High Yield Portfolio | Class P
Risk/Return:
Trading Symbol	MSYPX
High Yield Portfolio | High Yield Portfolio | Class H
Risk/Return:
Trading Symbol	MSYHX
High Yield Portfolio | High Yield Portfolio | Class L
Risk/Return:
Trading Symbol	MSYLX
Limited Duration Portfolio | Limited Duration Portfolio | Class I
Risk/Return:
Trading Symbol	MPLDX
Limited Duration Portfolio | Limited Duration Portfolio | Class P
Risk/Return:
Trading Symbol	MLDAX
Limited Duration Portfolio | Limited Duration Portfolio | Class H
Risk/Return:
Trading Symbol	MSOHX
Limited Duration Portfolio | Limited Duration Portfolio | Class L
Risk/Return:
Trading Symbol	MSJLX
Global Strategist Portfolio | Global Strategist Portfolio | Class P
Risk/Return:
Trading Symbol	MBAAX
Global Strategist Portfolio | Global Strategist Portfolio | Class I
Risk/Return:
Trading Symbol	MPBAX
Global Strategist Portfolio | Global Strategist Portfolio | Class L
Risk/Return:
Trading Symbol	MSDLX
Global Strategist Portfolio | Global Strategist Portfolio | Class H
Risk/Return:
Trading Symbol	MSBHX